Annual Total Returns- Janus Henderson Venture Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Venture Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.05%	17.08%	41.74%	10.21%	(0.89%)	7.08%	24.16%	(6.69%)	30.65%	31.51%